31. Investments (Details 2) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Market value, Associate	$ 352
Total	$ 1,375	$ 2,223
Class A preference shares [member] | Braskem S.A. [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Associate	Braskem S.A.	Braskem S.A.
Investments in associates number of shares	75,762	75,762
Quoted stock exchange	$ 4.54	$ 7.41
Market value, Associate	$ 344	$ 561
Common shares [member] | Braskem S.A. [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Associate	Braskem S.A.	Braskem S.A.
Investments in associates number of shares	212,427	212,427
Quoted stock exchange	$ 4.85	$ 7.82
Market value, Associate	$ 1,031	$ 1,662
Common shares [member] | Petrobras Distribuidora S. A.- B R [member]
DisclosureSummaryOfInvestmentsLineItems [Line Items]
Associate	Petrobras Distribuidora S. A	Petrobras Distribuidora S. A
Investments in associates number of shares	436,875	436,875
Quoted stock exchange	$ 4.26	$ 7.46
Market value, Associate
Total	$ 1,860	$ 3,259